Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of Right-of-use assets

	December 31,
	2020	2019
Opening balance	7,527	1,819
Additional agreements	98	7,527
Termination of agreement	0	(1,819)
Exchange differences	(8)	—
Additional agreements, through acquisition	1,978	—
Closing balance	9,595	7,527

Depreciation
Opening balance	(1,568)	—
Depreciation	(2,786)	(1,778)
Termination of agreement	0	210
Exchange differences	3	—
Closing balance	(4,351)	(1,568)

Net book value	5,244	5,959

Schedule of Lease liabilities

	December 31,
	2020	2019
Non-current lease liabilities	878	3,584
Current lease liabilities	3,908	2,486
Total	4,786	6,070

Maturity analysis on future lease liabilities

	December 31,
	2020	2019
<12 months	4,521	3,816
1-2 years	1,105	2,306
>2 years	0	533
	5,626	6,655

Schedule of lease payments

	Year Ended
	December 31,
	2020	2019
Interest expenses attributable to lease liabilities	388	307
Expenses attributable to short-term lease	731	265
Expenses attributable to leasing agreements with low value	103	96
Expenses attributable to variable lease payments that are not included in lease liabilities	344	187
This year's lease payments in the Group	4,930	2,343